Business segments (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability
The following consolidating schedules present the contribution of our segments to our overall profitability.

For the year ended Dec. 31, 2025	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$7,020	$4,904	$3,084	(a)	$94	$15,102	(a)
Net interest income (expense)	2,710	2,096	174		(36)	4,944
Total revenue	9,730	7,000	3,258	(a)	58	20,046	(a)
Provision for credit losses	(21)	(12)	5		(4)	(32)
Noninterest expense	6,532	3,588	2,710		224	13,054
Income (loss) before income taxes	$3,219	$3,424	$543	(a)	$(162)	$7,024	(a)
Pre-tax operating margin (b)	33%	49%	17%		N/M	35%
Average assets	$204,077	$136,561	$26,930		$68,323	$435,891
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $34 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2024	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$6,448	$4,535	$3,213	(a)	$98	$14,294	(a)
Net interest income (expense)	2,468	1,729	176		(61)	4,312
Total revenue	8,916	6,264	3,389	(a)	37	18,606	(a)
Provision for credit losses	38	19	4		9	70
Noninterest expense	6,314	3,353	2,780		254	12,701
Income (loss) before income taxes	$2,564	$2,892	$605	(a)	$(226)	$5,835	(a)
Pre-tax operating margin (b)	29%	46%	18%		N/M	31%
Average assets	$196,740	$124,448	$26,385		$65,761	$413,334
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $13 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2023	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$6,029	$4,160	$2,987	(a)	$174	$13,350	(a)
Net interest income (expense)	2,569	1,710	168		(102)	4,345
Total revenue (loss)	8,598	5,870	3,155	(a)	72	17,695	(a)
Provision for credit losses	99	41	(4)		(17)	119
Noninterest expense	6,358	3,205	2,776		956	13,295
Income (loss) before income taxes	$2,141	$2,624	$383	(a)	$(867)	$4,281	(a)
Pre-tax operating margin (b)	25%	45%	12%		N/M	24%
Average assets	$197,434	$131,383	$26,714		$51,211	$406,742
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $2 million.
(b)    Income before taxes divided by total revenue.
N/M – Not meaningful.